Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 3,414	$ 7,282	$ 8,599
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,765	1,425	250
Depreciation expense	1,735	1,782	1,810
Net amortization of investment securities, premiums, and discounts	1,664	1,903	1,317
Stock based compensation expense	3	17	10
Change in fair value of mortgage servicing rights	93	529	301
Gain on sale of investment securities	(5)	(602)	(8)
Loss (gain) on sales and dispositions of premises and equipment	123	(1)	(8)
Gain on sales and dispositions of other real estate owned and repossessed assets	(45)	(207)	(156)
Provision for other real estate owned	284	213	17
Increase in accrued interest receivable	(444)	(330)	(37)
Increase in cash surrender value - life insurance	(75)	(61)	(64)
Decrease in other assets	21	10	1,212
Increase (decrease) in income tax receivable	(829)	307	621
Decrease in deferred tax asset due to tax reform reclass	4,105	0	0
Increase in accrued interest payable	56	116	9
Increase in other liabilities	923	387	911
Origination of mortgage loans for sale	(33,245)	(36,017)	(51,307)
Proceeds from the sale of mortgage loans	33,794	37,896	51,503
Gain on sale of mortgage loans, net	(770)	(851)	(1,386)
Other, net	(88)	(267)	(252)
Net cash provided by operating activities	12,479	13,531	13,342
Cash flows from investing activities:
Net increase in certificates of deposit in other banks	(2,460)	0	0
Net increase in loans	(95,355)	(112,353)	(9,226)
Purchase of available-for-sale debt securities	(64,611)	(113,357)	(102,367)
Proceeds from maturities of available-for-sale debt securities	31,053	51,855	36,143
Proceeds from calls of available-for-sale debt securities	8,175	17,855	26,840
Proceeds from sales of available-for-sale debt securities	11,653	60,720	720
Proceeds from sales of FHLB stock	1,242	0	1,600
Purchases of FHLB stock	(2,483)	(1,759)	(4,915)
Purchases of premises and equipment	(1,266)	(1,262)	(872)
Proceeds from sales of premises and equipment	12	9	11
Proceeds from sales of other real estate owned and repossessed assets	1,115	4,057	1,836
Net cash used by investing activities	(112,925)	(94,235)	(50,230)
Cash flows from financing activities:
Net increase in demand deposits	9,405	27,940	335
Net increase (decrease) in interest-bearing transaction accounts	115,737	27,651	(1,051)
Net (decrease) increase in time deposits	(9,996)	7,878	(21,601)
Net (decrease) increase in federal funds purchased and securities sold under agreements to repurchase	(3,947)	(25,327)	38,864
Repayment of FHLB advances	(183,188)	(24,000)	(85,000)
FHLB advances	211,670	66,900	92,000
Purchase of treasury stock	(878)	(623)	(33)
Cash dividends paid - common stock	(1,474)	(1,097)	(1,058)
Net cash provided by financing activities	137,329	79,322	22,456
Net increase (decrease) in cash and cash equivalents	36,883	(1,382)	(14,432)
Cash and cash equivalents, beginning of year	25,995	27,377	41,809
Cash and cash equivalents, end of year	62,878	25,995	27,377
Cash paid during the year for:
Interest	7,951	5,547	4,992
Income taxes	3,975	3,760	3,509
Supplemental schedule of noncash investing and financing activities:
Other real estate and repossessions acquired in settlement of loans	$ 374	$ 2,233	$ 5,804